Shareholder Report, Holdings (Details)	Aug. 31, 2026
PGIM Jennison Focused Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth ETF | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Focused Growth ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
PGIM Jennison Focused Growth ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PGIM Jennison Focused Growth ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Jennison Focused Growth ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Jennison Focused Growth ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Jennison Focused Growth ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Focused Growth ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PGIM Jennison Focused Growth ETF | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Focused Growth ETF | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Growth ETF | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Growth ETF | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Focused Growth ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Focused Growth ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Focused Growth ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Focused Growth ETF | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Focused Growth ETF | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison Focused Growth ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Focused Growth ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused International Equity ETF | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Focused International Equity ETF | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused International Equity ETF | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PGIM Jennison Focused International Equity ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
PGIM Jennison Focused International Equity ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Focused International Equity ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused International Equity ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Jennison Focused International Equity ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PGIM Jennison Focused International Equity ETF | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Focused International Equity ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Focused International Equity ETF | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused International Equity ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused International Equity ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
PGIM Jennison Focused International Equity ETF | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Focused International Equity ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused International Equity ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Jennison Focused International Equity ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PGIM Jennison Focused Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Mid-Cap ETF | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Focused Mid-Cap ETF | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Focused Mid-Cap ETF | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Mid-Cap ETF | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Mid-Cap ETF | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Mid-Cap ETF | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Focused Mid-Cap ETF | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Focused Mid-Cap ETF | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Focused Mid-Cap ETF | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Mid-Cap ETF | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Mid-Cap ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Focused Mid-Cap ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Focused Mid-Cap ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Mid-Cap ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Focused Mid-Cap ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Focused Mid-Cap ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Focused Mid-Cap ETF | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Focused Mid-Cap ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
PGIM Jennison Focused Mid-Cap ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Focused Mid-Cap ETF | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Focused Mid-Cap ETF | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Focused Mid-Cap ETF | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Focused Mid-Cap ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Mid-Cap ETF | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Mid-Cap ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Focused Mid-Cap ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Focused Mid-Cap ETF | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Focused Mid-Cap ETF | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Focused Mid-Cap ETF | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Mid-Cap ETF | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Focused Mid-Cap ETF | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Focused Mid-Cap ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Focused Mid-Cap ETF | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Jennison Focused Mid-Cap ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Focused Value ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Focused Value ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PGIM Jennison Focused Value ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Focused Value ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
PGIM Jennison Focused Value ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Focused Value ETF | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Focused Value ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Focused Value ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Value ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Focused Value ETF | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Value ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Value ETF | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Focused Value ETF | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Value ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Focused Value ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Value ETF | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Focused Value ETF | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Focused Value ETF | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Value ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Value ETF | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Focused Value ETF | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Focused Value ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Jennison U.S. Core Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison U.S. Core Equity ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison U.S. Core Equity ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison U.S. Core Equity ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison U.S. Core Equity ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PGIM Jennison U.S. Core Equity ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison U.S. Core Equity ETF | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison U.S. Core Equity ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison U.S. Core Equity ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison U.S. Core Equity ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison U.S. Core Equity ETF | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison U.S. Core Equity ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison U.S. Core Equity ETF | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison U.S. Core Equity ETF | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison U.S. Core Equity ETF | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison U.S. Core Equity ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison U.S. Core Equity ETF | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison U.S. Core Equity ETF | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison U.S. Core Equity ETF | Automobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison U.S. Core Equity ETF | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison U.S. Core Equity ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison U.S. Core Equity ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison U.S. Core Equity ETF | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison U.S. Core Equity ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison U.S. Core Equity ETF | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Jennison U.S. Core Equity ETF | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison U.S. Core Equity ETF | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison U.S. Core Equity ETF | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison U.S. Core Equity ETF | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison U.S. Core Equity ETF | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison U.S. Core Equity ETF | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison U.S. Core Equity ETF | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison U.S. Core Equity ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison U.S. Core Equity ETF | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison U.S. Core Equity ETF | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison U.S. Core Equity ETF | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
PGIM Jennison U.S. Core Equity ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Jennison U.S. Core Equity ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Portfolio Ballast ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Portfolio Ballast ETF | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
PGIM Portfolio Ballast ETF | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
PGIM Portfolio Ballast ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PGIM Portfolio Ballast ETF | Unaffiliated Exchange-Traded Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Portfolio Ballast ETF | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Portfolio Ballast ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
PGIM Portfolio Ballast ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM AAA CLO ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM AAA CLO ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	94.50%
PGIM AAA CLO ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM AAA CLO Aggregate Duration ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM AAA CLO Aggregate Duration ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	100.70%
PGIM AAA CLO Aggregate Duration ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(0.70%)
PGIM Active Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Active Aggregate Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	44.10%
PGIM Active Aggregate Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
PGIM Active Aggregate Bond ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
PGIM Active Aggregate Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
PGIM Active Aggregate Bond ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
PGIM Active Aggregate Bond ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.80%)
PGIM ACTIVE HIGH YIELD BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ACTIVE HIGH YIELD BOND ETF | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM ACTIVE HIGH YIELD BOND ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
PGIM ACTIVE HIGH YIELD BOND ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
PGIM ACTIVE HIGH YIELD BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
PGIM ACTIVE HIGH YIELD BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM ACTIVE HIGH YIELD BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM ACTIVE HIGH YIELD BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
PGIM ACTIVE HIGH YIELD BOND ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	55.00%
PGIM ACTIVE HIGH YIELD BOND ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM ACTIVE HIGH YIELD BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PGIM Corporate Bond 0-5 Year ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond 0-5 Year ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PGIM Corporate Bond 0-5 Year ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
PGIM Corporate Bond 0-5 Year ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
PGIM Corporate Bond 0-5 Year ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%
PGIM Corporate Bond 0-5 Year ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Corporate Bond 5-10 Year ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond 5-10 Year ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Corporate Bond 5-10 Year ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
PGIM Corporate Bond 5-10 Year ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%
PGIM Corporate Bond 5-10 Year ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%
PGIM Corporate Bond 5-10 Year ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM CORPORATE BOND 10+ YEAR ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CORPORATE BOND 10+ YEAR ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
PGIM CORPORATE BOND 10+ YEAR ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%
PGIM CORPORATE BOND 10+ YEAR ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
PGIM CORPORATE BOND 10+ YEAR ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	31.10%
PGIM CORPORATE BOND 10+ YEAR ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM FLOATING RATE INCOME ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM FLOATING RATE INCOME ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%
PGIM FLOATING RATE INCOME ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM FLOATING RATE INCOME ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM FLOATING RATE INCOME ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
PGIM FLOATING RATE INCOME ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM FLOATING RATE INCOME ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
PGIM FLOATING RATE INCOME ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%
PGIM FLOATING RATE INCOME ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM FLOATING RATE INCOME ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	39.70%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.80%)
PGIM SECURITIZED INCOME ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SECURITIZED INCOME ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
PGIM SECURITIZED INCOME ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
PGIM SECURITIZED INCOME ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
PGIM SECURITIZED INCOME ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
PGIM SECURITIZED INCOME ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM SECURITIZED INCOME ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
PGIM SECURITIZED INCOME ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT DURATION HIGH YIELD ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION HIGH YIELD ETF | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT DURATION HIGH YIELD ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
PGIM SHORT DURATION HIGH YIELD ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM SHORT DURATION HIGH YIELD ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
PGIM SHORT DURATION HIGH YIELD ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM SHORT DURATION HIGH YIELD ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
PGIM SHORT DURATION HIGH YIELD ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
PGIM SHORT DURATION HIGH YIELD ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM SHORT DURATION HIGH YIELD ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	61.80%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.70%)
PGIM TOTAL RETURN BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM TOTAL RETURN BOND ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PGIM TOTAL RETURN BOND ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM TOTAL RETURN BOND ETF | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM TOTAL RETURN BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
PGIM TOTAL RETURN BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
PGIM TOTAL RETURN BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
PGIM TOTAL RETURN BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
PGIM TOTAL RETURN BOND ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
PGIM TOTAL RETURN BOND ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM TOTAL RETURN BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(2.60%)
PGIM ULTRA SHORT BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ULTRA SHORT BOND ETF | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM ULTRA SHORT BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
PGIM ULTRA SHORT BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	23.70%
PGIM ULTRA SHORT BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
PGIM ULTRA SHORT BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
PGIM ULTRA SHORT BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.60%)
PGIM ULTRA SHORT MUNICIPAL BOND ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	36.70%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
PGIM ULTRA SHORT MUNICIPAL BOND ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%

[1]	Less than 0.05%
[2]	Consists of Industries that each make up less than 0.5% of the Fund's net assets